KEY MANAGEMENT PERSONNEL COMPENSATION	6 Months Ended
Dec. 31, 2020
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.  KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management, including social security contributions and other benefits, was as follows for the period ended December 31, 2020 and 2019.

	12/31/2020	12/31/2019

Salaries, social security and other benefits	1,183,921	1,973,491
Share-based incentives	636,519	1,867,334
Total	1,820,440	3,840,825